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                                            File No. 33-79170, 811-8524
                                            Filed under Rule 497(e)



EQUITABLE LIFE INSURANCE COMPANY OF IOWA
909 Locust Street, Des Moines, Iowa 50309
                                        Tel: 800-648-6810
                                        Fax:  (302) 576-3430


July 17, 1998




Dear PrimElite Contractowner:


On December 15, 1997, we, together with The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), our affiliated insurance companies and the separate accounts invested in the Trusts, filed an application (the "Application") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about August 12, 1998, granting the relief requested by the Application. A notice of the Application was published by the SEC on July 16, 1998, in anticipation of the order to be issued by them. This order will permit separate accounts investing in the ESS Trust Portfolios to substitute shares of certain GCG Trust Series for shares of the ESS Trust Portfolios as described in the current prospectuses for your variable contract and the Trusts. See "Investment Options, Proposed Trust Consolidation" in your variable contract prospectus. The consolidation of the ESS Trust into the GCG Trust is expected to take place after the close of business on August 14, 1998, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after the substitution has taken place.

You may transfer funds from any ESS Trust Portfolio to any currently available portfolio prior to the substitution free of any Transfer Fee from now until 30 days after the substitution has taken place. After substitution, certain Series of the GCG Trust will continue to be available for allocation purposes, but the Portfolios of the ESS Trust will no longer be available.

If you have any questions regarding the substitution, please contact Customer Service at 800-648-6810.

Equitable Life Insurance Company of Iowa
Customer Service



PrimElite
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                                            File No. 33-79170, 811-8524
                                            Filed under Rule 497(e)

          Equitable Life Insurance Company of Iowa


                    PROSPECTUS SUPPLEMENT


                        July 17, 1998


                           to the
            PrimElite Variable Annuity Prospectus
                      Dated May 1, 1998


|--------------------------------------------------------------------|
|                                                                    |
|    On  December 15, 1997, Equitable Life Insurance  Company  of    |
|    Iowa  ("Equitable Life"), together with The GCG  Trust  (the    |
|    "GCG   Trust"),  the  Equi-Select  Series  Trust  (the  "ESS    |
|    Trust"), Equitable Life's affiliated insurance companies and    |
|    the  separate  accounts invested in  the  Trusts,  filed  an    |
|    application  (the  "Application") with  the  Securities  and    |
|    Exchange  Commission (the "SEC"). Equitable Life is  pleased    |
|    to  notify contractowners that they expect the SEC to  issue    |
|    an  order, on or about August 12, 1998, granting the  relief    |
|    requested  by the Application.  A notice of the  Application    |
|    was  published by the SEC on July 16, 1998, in  anticipation    |
|    of  the  order to be issued by them.  This order will permit    |
|    separate  accounts investing in the ESS Trust Portfolios  to    |
|    substitute shares of certain GCG Trust Series for shares  of    |
|    the  ESS  Trust  Portfolios  as  described  in  the  current    |
|    prospectuses for each variable contract and the Trusts.  See    |
|    "Investment  Options, Proposed Trust Consolidation"  in  the    |
|    variable contract prospectus.  The consolidation of the  ESS    |
|    Trust into the GCG Trust is expected to take place after the    |
|    close  of business on August 14, 1998, or as soon thereafter    |
|    as  is  administratively  feasible. Affected  contractowners    |
|    will  receive confirmations after the substitution has taken    |
|    place.                                                          |
|                                                                    |
|    Contractowners  may  transfer  funds  from  any  ESS   Trust    |
|    Portfolio to any currently available portfolio prior to  the    |
|    substitution free of any Transfer Fee from now until 30 days    |
|    after the substitution has taken place.  After substitution,    |
|    certain  Series  of  the  GCG  Trust  will  continue  to  be    |
|    available for allocation purposes, but the Portfolios of the    |
|    ESS Trust will no longer be available.                          |
|                                                                    |
|    If you have any questions regarding the substitution, please    |
|    contact Customer Service at 800-648-6810.                       |
|                                                                    |
|--------------------------------------------------------------------|

     This  supplement  should be retained with  your  PrimeElite
     Prospectus.



PE-1-SUB                                         7/17/98